Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 1998

MFS Charter Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
1/8/98      Shares of        20,500      9.9375       10.83       Merrill Lynch
            Beneficial
            Interest
1/12/98     Shares of        80,000      10.0000      10.87       Merrill Lynch
            Beneficial
            Interest
1/14/98     Shares of        75,000      10.0000      10.80       Merrill Lynch
            Beneficial
            Interest
1/22/98     Shares of        60,000      10.0000      10.81       Merrill Lynch
            Beneficial
            Interest












Total Shares Repurchased:  235,500
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer